Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

November 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Series Trust (the “Registrant”)

1933 Act File No.:             033-00507

1940 Act File No.:             811-04419

Registration Statement on Form N-14 (File No. 333-177484)

Dear Sir or Madam:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the combined Information Statement/Prospectus and Statement of Additional Information, each dated November 23, 2011, for the Registrant otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Information Statement/Prospectus and Statement of Additional Information contained in the Form N-14 registration statement for the Registrant (Post-Effective Amendment No. 1) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on November 23, 2011 via EDGAR (Accession Number 0001193125-11-320763).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1836.

Very truly yours,

/s/ Tanya L. Goins
Tanya L. Goins
Senior Counsel